Defiance Daily Target 2X Long NVO ETF
Schedule of Investments
July 31, 2026 (Unaudited)
SHORT-TERM INVESTMENTS - 20.7%
Money Market Funds - 7.4%	Shares	Value
First American Government Obligations Fund - Class X, 3.58%(a)	2,575,421	$2,575,421

U.S. Treasury Bills - 13.3%	Principal Amount	Value
U.S. Treasury Bill, 8/27/2026, 3.25%(b)	4,640,000	4,628,864

TOTAL SHORT-TERM INVESTMENTS (Cost $7,203,173)		7,204,285

TOTAL INVESTMENTS - 20.7% (Cost $7,203,173)		$7,204,285
Other Assets in Excess of Liabilities - 79.3%		27,677,880
TOTAL NET ASSETS - 100.0%		$34,882,165

Percentages are stated as a percent of net assets.

(a)	The rate shown represents the 7-day annualized effective yield as of July 31, 2026.
(b)	The rate shown is the annualized effective yield as of July 31, 2026.

Defiance Daily Target 2X Long NVO ETF
Schedule of Total Return Swaps Contracts
July 31, 2026 (Unaudited)

TOTAL RETURN SWAPS - 18.2%
Reference Entity	Counterparty	Pay/ Receive Reference Entity	Financing Rate	Payment Frequency	Maturity Date	Notional Value	Value / Unrealized Appreciation (Depreciation)
Novo Nordisk A/S	BMO Capital Markets Corp.	Receive	OBFR + 15.00%	Termination(c)	01/04/2027	$7,532,800	$1,354,046
Novo Nordisk A/S	Cantor Fitzgerald & Co.	Receive	OBFR + 5.00%	Termination(c)	09/08/2028	6,927,540	1,569,996
Novo Nordisk A/S	Clear Street LLC	Receive	OBFR + 1.25%	Termination(a)	08/25/2026	7,957,885	1,698,338
Novo Nordisk A/S	Marex Capital Markets, Inc.	Receive	OBFR + 3.00%	Termination(b)	09/24/2026	7,085,540	—
Novo Nordisk A/S	Morgan Stanley & Co., Inc.	Receive	OBFR + 3.50%	Termination(e)	10/05/2028	24,363,900	—
Novo Nordisk A/S	National Bank of Canada Financial, Inc.	Receive	OBFR + 5.00%	Termination(d)	01/31/2033	8,074,220	1,724,810
Novo Nordisk A/S	Nomura Securities International, Inc.	Receive	OBFR + 5.50%	Termination(f)	03/31/2033	7,721,120	—
							6,347,190

Net Unrealized Appreciation (Depreciation)							6,347,190

OBFR - Overnight Bank Funding Rate was 3.63% as of July 31, 2026.

(a)	Financing reset of the swap is effective monthly. Equity reset of the swap is effective on termination. Both may periodically reset throughout the term on an ad-hoc basis.
(b)	Financing reset of the swap is effective monthly. Equity reset of the swap is effective on termination, but also may periodically reset throughout the term based on predetermined notional thresholds.
(c)	Financing reset of the swap is effective monthly. Equity reset of the swap is effective on termination, but may periodically reset throughout the term on an ad-hoc basis.
(d)	Financing reset of the swap is effective monthly. Equity reset of the swap is effective on termination, but also may periodically reset throughout the term based on predetermined mark-to-market thresholds.
(e)	Financing reset of the swap is effective monthly. Equity reset of the swap is effective on termination.
(f)	Financing reset of the swap is effective on termination. Equity reset of the swap is effective on termination, but may periodically reset throughout the term on an ad-hoc basis.